Average Annual Total Returns - Class K - BLACKROCK HIGH EQUITY INCOME FUND	Sep. 28, 2020
RussellThousandValueIndex [Member]
Average Annual Return:
1 Year	26.54%
5 Years	8.29%
10 Years	11.80%
Institutional Shares
Average Annual Return:
1 Year	21.98%
5 Years	7.25%
10 Years	10.91%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	20.45%
5 Years	3.51%
10 Years	7.61%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.43%
5 Years	4.71%
10 Years	8.00%